UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Limited Term
Government Fund

February 28, 2015

1.968340.101

ISG-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 73.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	$ 1,410,000	$ 1,416,196
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,167,434
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,583,630
U.S. Treasury Obligations - 68.2%
U.S. Treasury Notes:
0.375% 10/31/16	5,000,000	4,987,500
0.5% 1/31/17	1,000,000	997,969
0.625% 8/15/16	3,877,000	3,887,297
0.625% 11/15/16	8,407,000	8,418,165
0.625% 12/15/16	21,822,000	21,845,873
0.625% 12/31/16	5,682,000	5,686,438
0.625% 2/15/17	5,000,000	4,998,830
0.75% 1/15/17	2,613,000	2,620,758
0.75% 6/30/17	5,245,000	5,241,722
0.875% 11/30/16	4,617,000	4,642,611
0.875% 1/31/17	812,000	816,123
0.875% 4/30/17	14,887,000	14,940,504
0.875% 5/15/17	9,000,000	9,031,644
0.875% 6/15/17	5,000,000	5,013,670
0.875% 8/15/17	16,339,000	16,351,761
0.875% 10/15/17	7,370,000	7,364,244
0.875% 11/15/17	5,935,000	5,924,798
0.875% 1/31/18	7,994,000	7,966,517
1% 9/30/16	20,615,000	20,788,949
1% 12/15/17	6,258,000	6,265,823
1% 2/15/18	10,000,000	9,999,220
1% 5/31/18	3,584,000	3,570,560
1.25% 11/30/18	997,000	996,455
1.25% 1/31/20	2,300,000	2,272,508
1.375% 9/30/18	553,000	555,938
1.375% 2/28/19	1,065,000	1,066,580
1.375% 2/29/20	8,000,000	7,951,248
1.5% 12/31/18	577,000	581,553
1.625% 4/30/19	8,402,000	8,489,961
1.625% 6/30/19	4,586,000	4,628,994
1.625% 12/31/19	18,439,000	18,551,367
1.75% 9/30/19	6,866,000	6,953,967
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 7/31/17 (a)	$ 13,839,000	$ 14,356,883
3.5% 2/15/18	8,513,000	9,130,857
TOTAL U.S. TREASURY OBLIGATIONS		246,897,287
Other Government Related - 4.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.521% 12/7/20 (NCUA Guaranteed) (b)	454,887	455,356
Series 2010-R2 Class 1A, 0.5378% 11/6/17 (NCUA Guaranteed) (b)	3,037,383	3,044,265
Series 2011-C1 Class 1A, 0.499% 2/28/20 (NCUA Guaranteed) (b)	730,611	730,453
Series 2011-R1 Class 1A, 0.6178% 1/8/20 (NCUA Guaranteed) (b)	965,691	970,632
Series 2011-R4 Class 1A, 0.548% 3/6/20 (NCUA Guaranteed) (b)	350,097	350,835
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	640,000	641,913
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,392,021
TOTAL OTHER GOVERNMENT RELATED		15,585,475
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $265,110,233)		266,066,392
U.S. Government Agency - Mortgage Securities - 6.6%

Fannie Mae - 2.1%
1.865% 10/1/35 (b)	4,709	4,935
1.885% 2/1/33 (b)	7,719	8,041
1.91% 12/1/34 (b)	13,181	13,855
1.91% 3/1/35 (b)	8,934	9,332
1.915% 11/1/33 (b)	14,044	14,722
1.92% 4/1/33 (b)	87,592	91,397
1.93% 10/1/33 (b)	9,472	9,892
1.94% 7/1/35 (b)	4,251	4,448
2.05% 3/1/35 (b)	1,000	1,033
2.053% 6/1/36 (b)	8,952	9,582
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.057% 1/1/35 (b)	$ 45,631	$ 48,047
2.105% 7/1/34 (b)	7,306	7,749
2.142% 9/1/36 (b)	20,616	21,951
2.19% 3/1/37 (b)	5,384	5,718
2.236% 3/1/33 (b)	22,097	23,346
2.27% 6/1/47 (b)	30,864	33,044
2.276% 11/1/36 (b)	61,731	65,828
2.277% 7/1/36 (b)	39,288	41,606
2.32% 7/1/35 (b)	10,646	11,324
2.333% 3/1/35 (b)	6,113	6,545
2.362% 2/1/37 (b)	105,354	112,622
2.372% 5/1/36 (b)	9,826	10,506
2.421% 10/1/33 (b)	10,082	10,783
2.427% 12/1/32 (b)	58,013	61,979
2.503% 2/1/36 (b)	12,415	13,292
2.512% 4/1/36 (b)	68,603	73,379
2.585% 12/1/32 (b)	393,912	421,737
2.69% 2/1/42 (b)	334,475	347,830
2.703% 8/1/35 (b)	147,977	158,429
2.763% 1/1/42 (b)	302,444	314,838
3.15% 1/1/44 (b)	979,118	1,026,781
3.163% 3/1/42 (b)	1,610,116	1,690,881
3.437% 11/1/40 (b)	488,753	517,140
5.5% 10/1/20 to 1/1/29	1,410,094	1,535,019
6% 6/1/16 to 10/1/16	3,849	3,956
6.5% 6/1/15 to 8/1/36	770,059	896,276
9% 2/1/17 to 2/1/20	14,511	15,364
9.5% 11/1/21	45	47
10.5% 8/1/20	6,330	7,105
11.5% 7/15/19	544	553
		7,650,912
Freddie Mac - 1.2%
1.82% 3/1/35 (b)	22,479	23,380
1.825% 3/1/37 (b)	7,463	7,809
2.022% 2/1/37 (b)	11,127	11,782
2.04% 7/1/35 (b)	263,002	276,109
2.05% 6/1/37 (b)	6,266	6,593
2.055% 11/1/35 (b)	56,085	59,733
2.095% 8/1/37 (b)	18,957	20,253
2.1% 7/1/35 (b)	32,894	35,111
2.121% 5/1/37 (b)	15,490	16,568
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.16% 6/1/33 (b)	$ 56,905	$ 60,698
2.314% 10/1/35 (b)	32,794	34,725
2.333% 4/1/37 (b)	19,080	20,427
2.346% 10/1/36 (b)	75,592	80,885
2.355% 4/1/34 (b)	232,269	247,981
2.375% 5/1/37 (b)	15,255	16,333
2.385% 5/1/37 (b)	196,724	210,454
2.385% 5/1/37 (b)	98,293	104,741
2.405% 10/1/42 (b)	371,928	391,573
2.415% 6/1/37 (b)	56,577	60,583
2.489% 2/1/36 (b)	1,941	2,078
2.545% 7/1/36 (b)	20,274	21,706
2.595% 4/1/37 (b)	1,662	1,779
2.673% 7/1/35 (b)	59,129	63,306
2.723% 3/1/33 (b)	1,269	1,359
3.078% 9/1/41 (b)	358,910	374,828
3.136% 10/1/35 (b)	10,634	11,387
3.465% 11/1/40 (b)	1,630,081	1,734,285
5% 9/1/35	1,614	1,790
6% 1/1/24	191,052	210,891
6.5% 12/1/21	58,722	65,038
9% 10/1/16 to 12/1/18	3,816	4,029
9.5% 2/1/17 to 12/1/22	6,994	7,716
10% 6/1/18 to 6/1/20	2,715	3,129
10.5% 9/1/20	24	27
12.5% 5/1/19 to 6/1/19	1,397	1,430
		4,190,516
Ginnie Mae - 3.3%
4.3% 8/20/61 (e)	468,599	498,585
4.53% 10/20/62 (e)	480,611	525,229
4.55% 5/20/62 (e)	3,566,353	3,868,028
4.626% 3/20/62 (e)	818,754	887,607
4.649% 2/20/62 (e)	316,626	343,314
4.65% 3/20/62 (e)	1,010,870	1,097,977
4.682% 2/20/62 (e)	406,432	440,296
4.684% 1/20/62 (e)	2,534,721	2,743,698
5.47% 8/20/59 (e)	194,624	203,339
5.5% 11/15/35	280,395	320,053
5.612% 4/20/58 (e)	238,086	244,478
6% 6/15/36	586,811	677,991
8% 12/15/23	52,854	61,177
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8.5% 3/15/17	$ 3,568	$ 3,793
10.5% 1/15/16 to 1/15/18	2,607	2,775
		11,918,340
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $23,222,231)		23,759,768
Collateralized Mortgage Obligations - 11.6%

U.S. Government Agency - 11.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.35% 4/25/24 (b)	308,015	311,044
Series 2001-38 Class QF, 1.151% 8/25/31 (b)	70,256	71,732
Series 2002-49 Class FB, 0.773% 11/18/31 (b)	68,013	68,573
Series 2002-60 Class FV, 1.171% 4/25/32 (b)	15,144	15,508
Series 2002-74 Class FV, 0.621% 11/25/32 (b)	556,901	560,962
Series 2002-75 Class FA, 1.171% 11/25/32 (b)	31,022	31,768
Series 2008-76 Class EF, 0.671% 9/25/23 (b)	112,757	113,137
Series 2010-15 Class FJ, 1.101% 6/25/36 (b)	926,224	943,424
Series 2010-86 Class FE, 0.621% 8/25/25 (b)	129,022	130,043
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	38,502	39,834
Series 2002-9 Class PC, 6% 3/25/17	59,045	61,330
Series 2003-74 Class PG, 4.5% 8/25/18	94,029	98,147
Series 2005-19 Class PA, 5.5% 7/25/34	330,646	359,300
Series 2005-27 Class NE, 5.5% 5/25/34	261,550	272,994
Series 2005-52 Class PB, 6.5% 12/25/34	13,952	14,197
Series 2005-64 Class PX, 5.5% 6/25/35	316,791	347,786
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	10,594	11,080
Series 2003-117 Class MD, 5% 12/25/23	149,024	165,080
Series 2004-52 Class KZ, 5.5% 7/25/34	1,585,298	1,786,800
Series 2010-88 Class NA, 4% 8/25/28	947,447	982,000
Series 2010-139 Class NI, 4.5% 2/25/40 (c)	587,073	85,419
Series 2010-39 Class FG, 1.091% 3/25/36 (b)	569,181	583,585
Series 2011-67 Class AI, 4% 7/25/26 (c)	154,205	18,487
Freddie Mac:
floater:
Series 2448 Class FT, 1.172% 3/15/32 (b)	84,918	86,876
Series 2526 Class FC, 0.572% 11/15/32 (b)	88,684	89,227
Series 2530 Class FE, 0.772% 2/15/32 (b)	40,567	41,150
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater: - continued
Series 2630 Class FL, 0.672% 6/15/18 (b)	$ 3,479	$ 3,491
Series 2711 Class FC, 1.072% 2/15/33 (b)	307,965	313,551
Series 3830 Class FD, 0.532% 3/15/41 (b)	655,529	659,493
floater planned amortization class Series 2770 Class FH, 0.572% 3/15/34 (b)	279,355	281,523
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	69,322	69,770
Series 2356 Class GD, 6% 9/15/16	8,398	8,672
Series 2363 Class PF, 6% 9/15/16	8,789	9,030
Series 2376 Class JE, 5.5% 11/15/16	8,499	8,782
Series 2381 Class OG, 5.5% 11/15/16	4,653	4,783
Series 2425 Class JH, 6% 3/15/17	13,412	13,971
Series 3415 Class PC, 5% 12/15/37	119,378	128,667
Series 3763 Class QA, 4% 4/15/34	266,169	278,462
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	480,000	499,166
planned amotization class Series 2006-3 Class FB, 0.471% 7/25/35 (b)	952,320	957,223
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	341,363	387,932
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,045,831	1,187,604
Series 2004-2862 Class NE, 5% 9/15/24	2,641,938	2,859,142
Series 2145 Class MZ, 6.5% 4/15/29	411,280	475,842
Series 2357 Class ZB, 6.5% 9/15/31	212,114	247,536
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.668% 7/20/37 (b)	152,682	153,938
Series 2008-2 Class FD, 0.648% 1/20/38 (b)	38,395	38,706
Series 2008-73 Class FA, 1.028% 8/20/38 (b)	283,322	288,937
Series 2008-83 Class FB, 1.068% 9/20/38 (b)	283,075	288,865
Series 2009-108 Class CF, 0.772% 11/16/39 (b)	172,944	174,711
Series 2009-116 Class KF, 0.702% 12/16/39 (b)	139,293	140,548
Series 2010-9 Class FA, 0.692% 1/16/40 (b)	225,078	227,084
Series 2010-H17 Class FA, 0.4988% 7/20/60 (b)(e)	1,103,437	1,098,300
Series 2010-H18 Class AF, 0.4583% 9/20/60 (b)(e)	1,260,045	1,252,255
Series 2010-H19 Class FG, 0.4583% 8/20/60 (b)(e)	1,559,265	1,549,797
Series 2010-H27 Series FA, 0.5383% 12/20/60 (b)(e)	439,036	437,743
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H05 Class FA, 0.6583% 12/20/60 (b)(e)	$ 759,871	$ 761,238
Series 2011-H07 Class FA, 0.6675% 2/20/61 (b)(e)	1,341,802	1,344,012
Series 2011-H12 Class FA, 0.6575% 2/20/61 (b)(e)	1,669,868	1,672,072
Series 2011-H13 Class FA, 0.6583% 4/20/61 (b)(e)	646,180	647,330
Series 2011-H14:
Class FB, 0.6583% 5/20/61 (b)(e)	731,580	733,085
Class FC, 0.6583% 5/20/61 (b)(e)	672,820	674,104
Series 2011-H17 Class FA, 0.6883% 6/20/61 (b)(e)	881,405	883,818
Series 2011-H21 Class FA, 0.7583% 10/20/61 (b)(e)	904,553	909,597
Series 2012-H01 Class FA, 0.8583% 11/20/61 (b)(e)	778,874	786,571
Series 2012-H03 Class FA, 0.8583% 1/20/62 (b)(e)	531,768	537,004
Series 2012-H06 Class FA, 0.7883% 1/20/62 (b)(e)	800,115	805,673
Series 2012-H07 Class FA, 0.7883% 3/20/62 (b)(e)	483,870	488,129
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	39,234	39,885
planned amortization class Series 2011-68 Class EC, 3.5% 4/20/41	676,140	712,685
Series 1999-18 Class Z, 6.25% 5/16/29	704,995	793,545
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	1,903,979	2,070,752
Series 2010-H17 Class XP, 5.3001% 7/20/60 (b)(e)	2,403,378	2,607,057
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(e)	1,761,646	1,913,606
Series 2012-64 Class KB, 4.6316% 5/20/41 (b)	181,028	200,270
Series 2013-124:
Class ES, 8.4427% 4/20/39 (b)(d)	580,309	665,243
Class ST, 8.576% 8/20/39 (b)(d)	1,090,110	1,292,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,475,226)		41,873,313
Commercial Mortgage Securities - 6.6%
	Principal Amount	Value
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (b)	$ 269,156	$ 269,393
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	800,000	870,250
Series K034 Class A1, 2.669% 2/25/23	7,078,891	7,279,613
Series K032 Class A1, 3.016% 2/25/23	2,517,312	2,635,946
Series K036 Class A1, 2.777% 4/25/23	4,804,042	4,978,184
Series K501 Class A2, 1.655% 11/25/16	930,000	940,610
Series K714 Class A2, 3.034% 10/25/20	6,500,000	6,859,220
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,330,397)		23,833,216
Foreign Government and Government Agency Obligations - 1.0%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	4,000	4,972
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,850,745
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,756,651)		3,855,717
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (Cost $3,956,000)	$ 3,956,023	3,956,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $360,850,738)		363,344,406
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,459,917)
NET ASSETS - 100%		$ 361,884,489
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
40 CBOT 2 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 8,743,125	$ 8,672
48 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	5,725,500	13,033
TOTAL PURCHASED		$ 14,468,625	$ 21,705
Sold
Treasury Contracts
16 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 2,044,750	$ (6,906)
TOTAL TREASURY CONTRACTS		$ 16,513,375	$ 14,799

The face value of futures purchased as a percentage of net assets is 4%

The face value of futures sold as a percentage of net assets is 0.6%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Mar. 2025	$ 2,200,000	3-month LIBOR	3%	$ (35,863)	$ 0	$ (35,863)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $86,106.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(d) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,956,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 3,956,000
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 266,066,392	$ -	$ 266,066,392	$ -
U.S. Government Agency - Mortgage Securities	23,759,768	-	23,759,768	-
Collateralized Mortgage Obligations	41,873,313	-	41,873,313	-
Commercial Mortgage Securities	23,833,216	-	23,833,216	-
Foreign Government and Government Agency Obligations	3,855,717	-	3,855,717	-
Cash Equivalents	3,956,000	-	3,956,000	-
Total Investments in Securities:	$ 363,344,406	$ -	$ 363,344,406	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Futures Contracts	$ 21,705	$ 21,705	$ -	$ -
Liabilities
Futures Contracts	$ (6,906)	$ (6,906)	$ -	$ -
Swaps	(35,863)	-	(35,863)	-
Total Liabilities	$ (42,769)	$ (6,906)	$ (35,863)	$ -
Total Other Derivative Instruments:	$ (21,064)	$ 14,799	$ (35,863)	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $360,717,485. Net unrealized appreciation aggregated $2,626,921, of which $2,853,297 related to appreciated investment securities and $226,376 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015